Business Combination and Related Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination	Business Combination
As described in Note 1, the Merger with GigCapital5 was consummated on March 4, 2024. On the Merger Date, QT Imaging, GigCapital5, and QT Merger Sub, consummated the closing of the transactions contemplated by the Business Combination Agreement, following the approval at an annual stockholder meeting of the stockholders of GigCapital5 held on February 20, 2024 (the “Stockholder Meeting”).
The Business Combination was accounted for as a reverse recapitalization. Under this method of accounting, GigCapital5 was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of QT Imaging issuing shares of the net assets of GigCapital5, accompanied by a recapitalization. The shares and net loss per common share prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger (approximately 0.3427 shares of the Company's common stock for each share of QT Imaging common stock). The net liabilities of GigCapital5 have been recognized at carrying value, with no goodwill or other intangible assets recorded.
QT Imaging has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•QT Imaging's stockholders have a majority of the voting power of the Company;
•The majority of QT Imaging's board of directors continued to serve as directors of the Company;
•The majority of QT Imaging's management continued to serve as management of the Company;
•QT Imaging comprises the ongoing operations of the Company; and
•QT Imaging is the larger entity based on historical business activity and the larger employee base.
The following summarizes the elements of the Merger to the condensed consolidated statements of stockholders’ deficit and cash flows, including the transaction funding, sources, and uses of cash:

Recapitalization
Cash in GigCapital5 Trust Account, net of redemptions	$13,952,525
Plus: cash in GigCapital5 operating bank account	4,829
Less: Payments made pursuant to non-redemption agreements	(10,791,550)
Less: GigCapital5 transaction costs paid from Trust	(1,073,667)
Less: Repayment of GigCapital5 related party notes	(853,607)
Net cash proceeds from GigCapital5	1,238,530
Assumed net liabilities from GigCapital5, excluding net cash proceeds	(10,507,695)
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit	$(9,269,165)
Merger Related Activities
On November 15, 2023, GigCapital5, QT Imaging and Yorkville, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP, entered into the SEPA. Upon the closing of the Merger, the Company has the right, provided there is no balance outstanding under the Yorkville Note (as defined below) or, if there is a balance outstanding under a Yorkville Note, with Yorkville’s prior written consent, or upon the occurrence of certain trigger events, to issue and sell to Yorkville, and Yorkville shall purchase from the Company, up to $10,000,000 in aggregate gross purchase price (the “Commitment Amount”) of newly issued shares of the common stock (each such sale, an “Advance”) by delivering written notice to Yorkville (each, an “Advance Notice” and the date on which the Company is deemed to have delivered an Advance Notice, the “Advance Notice Date”). As consideration for a payment of $10,000,000 (the “Pre-Paid Advance”) received on March 4, 2024, the Company issued the Yorkville Note, which was issued with a 6% original issue discount. The Yorkville Note for the Pre-Paid Advance was originally due 15 months from the date of issuance, and interest accrues on the outstanding balance of the Yorkville Note at an annual rate equal to 6%, subject to an increase to 18% upon an event of default. The Yorkville Note is convertible by Yorkville into shares of the Company’s common stock. On March 4, 2024, immediately prior to, and substantially concurrently with, the closing of the Business Combination, QT Imaging issued to Yorkville that number of shares of the Company which converted in the aggregate into 1,000,000 shares of the Company's common stock (the “Company Shares”) upon the completion of the Merger. See Note 8.
In February 2024, GigCapital5 and QT Imaging entered into a Note Purchase Agreement (the “Cable Car Loan”) with Funicular Funds, LP (“Cable Car”), pursuant to which Cable Car agreed to advance $1,500,000 at the closing of the Business Combination, as was evidenced by a promissory note that may be convertible in certain circumstances into shares of the Company's common stock at a conversion price of $2.00 per share (the “Loan”), dated March 4, 2024, by and between QT Imaging and Cable Car. The Loan does not bear interest, and is due and payable 13 months after issuance, unless the time for payment is accelerated as a result of an event of default. On March 4, 2024, as full compensation to Cable Car for the Loan to QT Imaging in lieu of any simple or in-kind interest on the Loan, QT Imaging issued to Cable Car that number of shares of the Company which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into 180,000 shares of the Company's common stock. See Note 8.
In February 2024, GigCapital5 and QT Imaging (together the “parties”) entered into a subscription agreement with William Blair & Co., L.L.C. (“William Blair”) for the purchase of shares of common stock of QT Imaging. Pursuant to the subscription agreement, QT Imaging issued to William Blair in satisfaction of certain fees owed to William Blair for its services to the parties, that number of shares of QT Imaging which at the completion of the Business Combination were converted in accordance with the terms of the Business Combination Agreement into 740,000 shares of the Company’s common stock. The issuance of these shares settled $2,410,000 of net assumed liabilities from the business combination with an additional transaction cost expense of $202,200 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
In February 2024, the parties agreed to amend one of the non-redemption agreements that were entered into in September 2023 (“September 2023 Non-Redemption Agreements”), pursuant to which, and in addition to the Company’s common stock issuable Mizuho Securities USA, LLC (“Mizuho”) under the September 2023 Non-Redemption Agreement, Mizuho received from QT Imaging, in exchange for $250,000 of services rendered by Mizuho, that number of QT Imaging’s common stock that converted in accordance with the terms of the Business Combination Agreement into 100,000 shares of the Company’s common stock. The issuance of these shares settled $250,000 of net assumed liabilities from the business combination with an additional transaction expense of $103,000 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
In February 2024, QT Imaging and GigCapital5 entered into two additional subscription agreements with each of Donnelley Financial Solutions, LLC (“DFIN”) and IB Capital LLC (“iBankers”), dated as of February 23, 2024 and February 22, 2024, respectively (together, the “Subscription Agreements”), for the purchase of shares of common stock of QT Imaging. Pursuant to the Subscription Agreements, QT Imaging issued to each of DFIN and iBankers in satisfaction of $500,000 and $600,000 of fees owed to DFIN and iBankers, respectively, for their services, that number of shares of QT Imaging which at the completion of the Business Combination were converted in accordance with the terms of the Business Combination Agreement into 200,000 and 240,000 respective shares of the Company’s common stock. The issuance of these shares settled $1,100,000 of net assumed liabilities from the business combination with an additional transaction expense of $453,200 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
In February 2024, QT Imaging and LionBay Ventures (“LionBay”) entered into a Settlement and Termination Agreement (“Termination Agreement”). Pursuant to the terms of the Termination Agreement, QT Imaging terminated its Service Agreement with LionBay dated May 18, 2021 and the First Amendment of the Service Agreement dated September 9, 2021 (collectively as “Service Agreement”). In exchange for the termination of the Service Agreement and the termination of options to purchase 17,000 shares of common stock with a strike price of $8.50 per option that were issued as part of the Service Agreement, QT Imaging agreed to issue that number of shares that converted into 10,000 shares of the Company’s common stock. The issuance of these shares resulted in an additional transaction expense of $35,300 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
In February 2024, QT Imaging received $500,000 in exchange for that number of shares that converted into 200,000 shares of the Company's common stock in accordance with the terms of the subscription agreement and Business Combination Agreement. The issuance of these shares resulted in an additional transaction expense of $206,000 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
Pursuant to an amendment dated December 13, 2023, between QT Imaging and Exit Strategy Partners, LLC (“Advisor”), the Company agreed to pay for Advisor’s services in exchange for that number of shares that converted into 250,000 shares of the Company’s common stock and a total cash amount of $225,000, of which $125,000 was paid on the closing of the Business Combination on March 4, 2024 and the remaining $100,000 is due on the first anniversary of the closing of the Business Combination, which is recorded in accrued expenses and other current liabilities within the condensed consolidated balance sheet as of September 30, 2024. The total cash consideration and issuance of shares related to this amendment resulted in a transaction expense of $1,107,500 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
On March 4, 2024, as consideration for the September 2023 Non-Redemption with certain GigCapital5 stockholders (“Non-Redeeming Stockholders”), QT Imaging issued that number of shares that converted into 427,477 shares of the Company’s common stock to the Non-Redeeming Stockholders. The issuance of these shares resulted in a transaction expense of $1,508,994 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
On March 4, 2024, the Company issued to subscribers to the Stock Subscription Agreements entered into in November 2023 equal to that number of shares that resulted in such parties as stockholders of QT Imaging receiving pursuant to the Business Combination Agreement 150,000 shares of the Company's common stock. The issuance of these shares resulted in a transaction expense of $529,500 recorded as selling, general and administrative expense within the condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2024. No transaction expense related to this agreement was recorded during the three months ended September 30, 2024.
Merger Earnout Consideration Shares
Pursuant to the Second Amendment to Business Combination Agreement dated September 21, 2023, the Company is obliged to issue a maximum of 9,000,000 shares of Company's common stock (the “Merger Consideration Earnout Shares”) if certain triggering events and conditions are achieved during 2024, 2025, and 2026.
2024 Earnout Shares
Promptly following the date on which Company files its Quarterly Report on Form 10-Q with respect to its fiscal quarter ended September 30, 2024 with the SEC, an aggregate of 2,500,000 Merger Consideration Earnout Shares (the “2024 Earnout Shares”) will be issued to QT Imaging’s former stockholders if, and only if, on or prior to such filing date, the Company has obtained a formal U.S. Food and Drug Administration (“FDA”) clearance for breast cancer screening with respect to its breast scanning systems, which remains in full force and effect as of such filing date; provided, that the 2024 Earnout Shares shall increase by 500,000 (to an aggregate of 3,000,000) Merger Consideration Earnout Shares if, in addition, during the fifteen months ended September 30, 2024, the Company either (A) makes at least eight bona fide placements of its breast scanning systems globally or (B) has revenue of at least $4,400,000 as set forth in the condensed consolidated financial statements included in the periodic reports filed by the Company with the SEC with respect to such fifteen month period.
2025 Earnout Shares
Promptly following the date on which the Company files its Quarterly Report on Form 10-Q with respect to its fiscal quarter ended September 30, 2025 with the SEC, an aggregate of 2,500,000 Merger Consideration Earnout Shares (the “2025 Earnout Shares”) will be issued to QT Imaging’s former stockholders if, and only if, during the twelve months ended September 30, 2025, (A) the Company achieves annual revenue of at least $17,100,000 as set forth in the condensed consolidated financial statements included in the periodic reports filed by the Company with the SEC with respect to such twelve month period, and (B) the Company makes at least four placements of its breast scanning systems in the United States; provided, that the 2025 Earnout Shares shall increase by 500,000 (to an aggregate of 3,000,000) Merger Consideration Earnout Shares if at least one of the following milestones is achieved: (x) on or prior to such filing date, the Company has obtained a formal FDA clearance for a new indication for use of its breast scanning systems (other than any indication obtained prior to the beginning of the twelve months ended September 30, 2025), which remains in full force and effect as of such filing date; or (y) the Company achieves clinical-quality patient images with the Company’s open angle scanner no later than the filing date of the Quarterly Report on Form 10-Q for the third quarter of 2025.
2026 Earnout Shares
Promptly following the date on which the Company files its Quarterly Report on Form 10-Q with respect to its fiscal quarter ended September 30, 2026 with the SEC, an aggregate of 2,500,000 Merger Consideration Earnout
Shares (the “2026 Earnout Shares”) will be issued to QT Imaging’s former stockholders if, and only if, during the twelve months ended September 30, 2026, (A) the Company has revenue of at least $30,000,000 as set forth in the condensed consolidated financial statements included in the periodic reports filed by the Company with the SEC with respect to such twelve month period, or (B) the VWAP of shares of common stock equals or exceeds $15.00 per share for twenty (20) of any thirty (30) consecutive trading days on the Nasdaq exchange; provided, that the 2026 Earnout Shares shall increase by 500,000 (to an aggregate of 3,000,000) Merger Consideration Earnout Shares if at least one of the following milestones is achieved on or prior to such filing date: (x) the Company has obtained a formal FDA clearance of its open angle scanner, which remains in full force and effect as of such filing date; or (y) the Company receives net positive results in bona fide clinical trials, conducted in accordance with generally accepted industry standards, for its open angle scanner, as reported no later than the filing date of the Quarterly Report on Form 10-Q for the third quarter of 2026.
The Company recorded a liability of $700,000 related to the Merger Earnout Consideration Shares within the condensed consolidated balance sheet as of September 30, 2024. See Note 3.
GIGCAPITAL5, INC
BUSINESS COMBINATION AND RELATED AGREEMENT	BUSINESS COMBINATION AND RELATED AGREEMENT
On December 8, 2022, the Company and QTI Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with QT Imaging, Inc., a Delaware corporation (“QT Imaging”), pursuant to which, and subject to the approval of the stockholders of the Company, Merger Sub will merge with and into QT Imaging, with QT Imaging surviving the merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement and any other agreement executed and delivered in connection therewith, the Business Combination. Following the closing of the Merger (the “Closing”), the Company, which will be renamed “QT Imaging Holdings, Inc.”
Subject to the terms of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the common stock of QT Imaging, par value $0.001 per share (the “QT Imaging Common Stock”) (excluding each share of QT Imaging Common Stock held in the treasury of QT Imaging which will be cancelled without any conversion of such shares of QT Imaging Common Stock held in the treasury and dissenting shares) will be automatically cancelled and converted into (A) the right to receive a number of shares of common stock, par value $0.0001 per share, of the Company (the “GigCapital5 Common Stock”) calculated based on the Exchange Ratio (as defined below) and (B) the contingent right to receive a portion of additional shares of GigCapital5 Common Stock based on the performance of the Combined Company if certain requirements are achieved in accordance with the terms of the Business Combination Agreement, if, as and when payable. The “Exchange Ratio” means the quotient of (a) the Aggregate Closing Merger Consideration (as defined in the Business Combination Agreement) divided by (b) the QT Imaging Fully Diluted Capital Stock (as defined in the Business Combination Agreement). In addition, at the Effective Time, certain warrants of QT Imaging to purchase QT Imaging common stock will be converted into a warrant to acquire a number of shares of GigCapital5 Common Stock at an adjusted exercise price per share.
The shares of the Company common stock are currently listed on the Nasdaq Global Market (“Nasdaq”) under the symbol “GIA,” and from now until the Effective Time, the Public Units and the warrants trade at the OTC Markets Group Inc. under the symbols “GIAFU” and “GIAFW,” respectively. The Company applied for listing of the common stock of the Combined Company and the warrants of the Combined Company on the Nasdaq under the symbols “QTI” and “QTI.WS,” respectively, at the Effective Time. The symbol for the warrants was rejected so only the common stock is trading on the Nasdaq under the symbol GTI. The warrants trade in the over-the-counter market under the symbol QTIWW.
In connection with the execution of the Business Combination Agreement, the Company may enter into agreements with investors (the “PIPE Investors”) for the subscription for GigCapital5 Common Stock, convertible promissory notes or other securities or any combination of such securities to be subscribed for pursuant to the terms of one or more subscription agreements (all such subscription agreements, collectively (the “PIPE Subscription Agreements”) on terms and conditions mutually agreeable to the Company and QT Imaging (such agreement not to be unreasonably withheld, conditioned or delayed), provided that, unless otherwise agreed to, the aggregate gross proceeds under the PIPE Subscription Agreements will not exceed $26,000,000.